The Royce Funds

745 Fifth Avenue
New York, NY 10151
(212) 508-4500
(800) 221-4268

May 15, 2014

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention: Larry Greene, Division of Investment Management

Re:	The Royce Fund (the “Trust”)
File Nos. 002-80348 and 811-03599

Dear Mr. Greene:

     Enclosed herewith for filing with the Securities and Exchange Commission (the “Commission”) pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, are preliminary copies of the Notice of Meeting, Proxy Statement, and form of proxy card (collectively, the “Proxy Materials”) in connection with the Special Meeting of Shareholders of Royce Special Equity Multi-Cap Fund, a series of The Royce Fund (the “Fund”), to be held on July 31, 2014. The foregoing materials are scheduled to be sent to Fund shareholders on or about May 30, 2014. The Trust expects to include the required record date information and information relating to its proxy solicitor with the definitive Proxy Statement filed with the Commission.

     If you have any questions or comments with respect to the Proxy Materials, please contact the undersigned at (212) 508-4578.

Very truly yours,

/s/ John E. Denneen

John E. Denneen
Secretary

Encs.